CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Available-for-sale Investments -Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Level 3
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 2.1
Minimum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	3 months
Maximum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	1 year